SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 92.44%
Australia — 0.43%
$ 143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$84,320
181,625	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	172,544

		256,864

Canada — 3.56%
530,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	533,040
398,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	401,441
200,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	211,958
242,000	Norbord, Inc., 5.75%, 7/15/27(a)	251,378
277,000	Parkland Fuel Corp., 5.88%, 7/15/27(a)	297,140
413,000	Telesat Canada / Telesat LLC, 4.88%, 6/1/27(a)	420,744

		2,115,701

Cayman Islands — 1.90%
1,083,000	Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(a)	1,130,056

France — 0.38%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	226,949

Italy — 2.39%
503,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	529,407
300,000	Intesa Sanpaolo SpA, 7.70%, (a),(d),(e)	325,833
300,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	312,804
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(d)	253,098

		1,421,142

Luxembourg — 4.47%
721,000	Altice Financing SA, 6.63%, 2/15/23(a)	733,617
270,000	Altice Finco SA, 7.63%, 2/15/25(a)	280,260
200,000	Altice Luxembourg SA, 7.63%, 2/15/25(a)	208,313
562,000	Altice Luxembourg SA, 10.50%, 5/15/27(a)	641,228
310,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24(a)	282,100
440,000(f)	Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	512,297

		2,657,815

Netherlands — 0.64%
130,000(f)	UPC Holding BV, 3.88%, 6/15/29	152,186
220,000	Ziggo BV, 4.88%, 1/15/30(a)	227,108

		379,294

Singapore — 1.20%
687,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	716,090

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Spain — 0.57%
$149,000(f)	Grifols SA, 2.25%, 11/15/27(a)	$172,682
160,000(f)	Haya Finance 2017 SA, 5.25%, 11/15/22	167,359

		340,041

Switzerland — 0.56%
300,000	Credit Suisse Group AG, 7.25%, (d),(e)	335,250

United Arab Emirates — 0.87%
513,000	DAE Funding LLC, 4.00%, 8/1/20(a)	516,260

United Kingdom — 1.44%
280,000	Barclays Plc, 8.00%, (d),(e)	313,960
304,000	Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(a)	322,772
160,000(g)	Pinewood Finance Co. Ltd., 3.25%, 9/30/25(a)	216,984

		853,716

United States — 74.03%
530,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	546,533
239,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 7.50%, 3/15/26(a)	268,629
690,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 3/15/25	715,827
699,000	AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	639,165
560,000	ASGN, Inc., 4.63%, 5/15/28(a)	575,275
264,000	B&G Foods, Inc., 5.25%, 9/15/27	266,101
695,000	Ball Corp., 4.38%, 12/15/20	709,646
284,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	288,166
224,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	255,416
179,000	Bausch Health Cos., Inc., 5.00%, 1/30/28(a)	183,724
179,000	Bausch Health Cos., Inc., 5.25%, 1/30/30(a)	185,144
295,000	Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	296,324
697,000	Berry Global, Inc., 5.13%, 7/15/23	715,400
659,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(a)	698,041
637,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	659,722
512,000	Calpine Corp., 4.50%, 2/15/28(a)	517,612
612,000	Calpine Corp., 5.13%, 3/15/28(a)	624,042
371,000	Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(a)	386,056
274,000	Carriage Services, Inc., 6.63%, 6/1/26(a)	291,728
412,000	Carvana Co., 8.88%, 10/1/23(a)	434,112
804,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	819,996
292,000	Centene Corp., 4.25%, 12/15/27(a)	300,708
860,000	CenturyLink, Inc., Series V, 5.63%, 4/1/20	866,122
213,000	CenturyLink, Inc., Series S, 6.45%, 6/15/21	223,457
324,000	Churchill Downs, Inc., 5.50%, 4/1/27(a)	343,456

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 426,000	Cinemark USA, Inc., 4.88%, 6/1/23	$434,178
131,000	Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(a)	136,356
403,000	Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	409,129
829,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	884,668
592,000	CSC Holdings LLC, 10.88%, 10/15/25(a)	666,274
392,000	Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	421,235
470,000	Dell International LLC / EMC Corp., 5.88%, 6/15/21(a)	477,398
240,000	Denbury Resources, Inc., 7.75%, 2/15/24(a)	208,736
168,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(a)	170,209
481,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/27(a)	467,940
450,000	EMC Corp., 2.65%, 6/1/20	450,046
184,000	Encompass Health Corp., 4.50%, 2/1/28	190,775
184,000	Encompass Health Corp., 4.75%, 2/1/30	191,273
131,000	Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(a)	128,408
396,000	Entercom Media Corp., 6.50%, 5/1/27(a)	423,478
600,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	640,235
225,000	Frontier Communications Corp., 8.00%, 4/1/27(a)	235,671
236,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	239,103
264,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27(a)	281,008
418,000	Gray Television, Inc., 7.00%, 5/15/27(a)	465,727
1,093,000	HCA Healthcare, Inc., 6.25%, 2/15/21	1,140,898
520,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	549,280
383,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 8/15/21(a)	393,901
646,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	652,093
279,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), Series I, 5.41%, (e),(h)	281,458
530,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	543,364
519,000	KB Home, 4.80%, 11/15/29	531,206
529,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	570,307
646,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	686,679
572,000	Level 3 Financing, Inc., 4.63%, 9/15/27(a)	586,239
315,000	Lithia Motors, Inc., 4.63%, 12/15/27(a)	323,647
177,000	Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)	183,185
650,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	674,015
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	515,167
200,000	MGM Resorts International, 5.75%, 6/15/25	223,958
506,000	National CineMedia LLC, 5.88%, 4/15/28(a)	538,898
360,000(f)	Netflix, Inc., 3.63%, 6/15/30(a)	414,863
888,000	Netflix, Inc., 4.88%, 6/15/30(a)	902,944
404,000	Nexstar Escrow, Inc., 5.63%, 7/15/27(a)	426,196
545,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 3/15/30(a)	554,689
300,000	Post Holdings, Inc., 5.50%, 3/1/25(a)	314,669
343,000	Post Holdings, Inc., 5.50%, 12/15/29(a)	366,172

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 266,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	$277,448
285,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	302,566
520,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	588,528
641,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	647,861
413,000	SBA Communications Corp., 4.88%, 7/15/22	418,727
425,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	468,467
1,040,000	Sealed Air Corp., 4.00%, 12/1/27(a)	1,054,757
269,000	Service Corp. International, 5.13%, 6/1/29	285,023
656,000	Silgan Holdings, Inc., 4.13%, 2/1/28(a)	657,676
560,000	Sinclair Television Group, Inc., 5.50%, 3/1/30(a)	573,244
200,000	Sinclair Television Group, Inc., 5.63%, 8/1/24(a)	206,034
508,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	518,646
275,000	Springleaf Finance Corp., 5.38%, 11/15/29	287,142
350,000	Springleaf Finance Corp., 6.88%, 3/15/25	398,388
50,000	Springleaf Finance Corp., 7.13%, 3/15/26	57,852
844,000	Springleaf Finance Corp., 8.25%, 12/15/20	888,094
203,000	Sprint Capital Corp., 8.75%, 3/15/32	246,436
382,000	Sprint Communications, Inc., 11.50%, 11/15/21	436,801
130,000	Sprint Corp., 7.25%, 9/15/21	137,807
232,000	Sprint Corp., 7.63%, 3/1/26	256,079
660,000	TEGNA, Inc., 5.00%, 9/15/29(a)	671,240
258,000	Tenet Healthcare Corp., 8.13%, 4/1/22	285,230
563,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	594,559
490,000	TransDigm, Inc., 5.50%, 11/15/27(a)	495,683
249,000	TransDigm, Inc., 6.25%, 3/15/26(a)	269,986
290,000	Twitter, Inc., 3.88%, 12/15/27(a)	289,926
290,000	United Rentals North America, Inc., 3.88%, 11/15/27	295,840
215,000	United Rentals North America, Inc., 5.25%, 1/15/30	231,386
392,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	429,689
195,000	ViaSat, Inc., 5.63%, 4/15/27(a)	208,531
628,000	Wand Merger Corp., 9.13%, 7/15/26(a)	696,010
145,000	William Carter Co. (The), 5.63%, 3/15/27(a)	155,607

		44,037,340

Total Corporate Bonds		54,986,518

(Cost $53,093,919)
Bank Loans — 0.65%
United States — 0.65%
369,187	Granite US Holdings Corp., (3-month LIBOR + 1.80%), 5.25%, 9/30/26(i)	370,110
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 12.00%, 10/29/21(b),(c),(h)	15,981

		386,091

Total Bank Loans		386,091

(Cost $368,910)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 0.15%
Australia — 0.11%
70,137	Quintis Ltd.*,(b),(c)	$67,331

United States — 0.04%
12,785	Valencia Bidco LLC*,(b),(c)	21,351

Total Common Stocks		88,682

(Cost $20,834)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(b)	3

Total Rights/Warrants		3

(Cost $0)

Investment Company — 2.72%
1,618,991	U.S. Government Money Market Fund, RBC Institutional Class 1 (j)	1,618,991

Total Investment Company		1,618,991

(Cost $1,618,991)
Total Investments		$57,080,285
(Cost $55,102,654) — 95.96%

Other assets in excess of liabilities — 4.04%		2,406,150

NET ASSETS — 100.00%		$59,486,435

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in Euros.
(g)	Principal amount denoted in British Pounds.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2019.
(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

Foreign currency exchange contracts as of December 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Depreciation
USD	223,001	EUR	200,000	Citibank N.A.	2/20/20	$(2,052)
USD	1,800,114	EUR	1,618,000	Citibank N.A.	2/20/20	(20,565)
USD	523,956	GBP	405,000	Citibank N.A.	2/20/20	(13,272)

Total						$(35,889)

Financial futures contracts as of December 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
10 Year Euro-Bund	1	March 2020	$1,446	EUR $170,490	Citigroup Global Markets Inc.
30 Year U.S. Treasury Bond	1	March 2020	3,170	USD 155,906	Citigroup Global Markets Inc.
Ten Year U.S. Treasury Note	1	March 2020	1,077	USD 128,422	Citigroup Global Markets Inc.

Total			$5,692

Credit default swaps sell protection as of December 31, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Unreal. App.	Value
5.00%	High Yield CDX Index, Series 32	Quarterly	Citigroup Global Markets Inc.	12/20/24	0.028	USD 3,125	$280,942	$25,833	$306,774
5.00%	High Yield CDX Index, Series 32	Quarterly	Citigroup Global Markets Inc.	12/20/24	0.028	USD 3,125	281,844	24,931	306,775

Total							$562,786	$50,764	$613,549

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2019 (Unaudited)

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	30.74%
Consumer, Non-cyclical	16.84%
Financial	15.53%
Industrial	10.63%
Consumer, Cyclical	10.03%
Basic Materials	3.28%
Utilities	2.61%
Technology	2.04%
Energy	1.54%
Other*	6.76%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.